Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

12. ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of June 30, 2024 and December 31, 2023, in thousands.

	June 30, 2024	December 31, 2023
Salaries, wages and benefits	$2,920	$2,899
Passenger Taxes	4,611	2,317
Aircraft fuel	295	1,435
Contracted ground and aviation services	1,401	2,200
Maintenance	258	1,081
Aircraft Rent	3,376	3,384
Other	4,298	4,149
Accrued liabilities	$17,159	$17,465

16. ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2023:

	December 31, 2023	December 31, 2022
Salaries, wages and benefits	$2,899,068	$1,796,443
Passenger Taxes	2,316,881	1,647,319
Aircraft fuel	1,434,563	1,595,324
Contracted ground and aviation services	2,199,770	1,154,409
Maintenance	1,081,416	1,115,293
Aircraft Rent	3,383,587	986,762
Other	4,150,035	1,163,079
Accrued liabilities	$17,465,320	$9,458,629